UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7732

                 ALLIANCE WORLD DOLLAR GOVERNMENT FUND II, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: March 31, 2006

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

SOVEREIGN DEBT OBLIGATIONS--81.7%
Argentina--4.9%
Republic of Argentina
   3.01%, 8/03/12 FRN                               $ 36,420    $     32,941,890
   8.28%, 12/31/33(a)                                 14,861          13,679,744
                                                                ----------------
                                                                      46,621,634
                                                                ----------------
Brazil--13.4%
Federal Republic of Brazil
   9.25%, 10/22/10                                     2,785           3,098,313
   10.50%, 7/14/14                                    10,110          11,980,350
   11.00%, 8/17/40(b)                                 31,651          37,981,199
   12.00%, 4/15/10                                     8,650          10,479,475
   12.75%, 1/15/20                                    17,880          24,272,100
   14.50%, 10/15/09                                    2,365           3,072,135
   C - Bonds
   8.00%, 4/15/12(a)                                  26,527          27,123,431
   DCB FRN
   Series L
   4.313%, 4/15/12(a)                                 11,028          10,601,239
                                                                ----------------
                                                                     128,608,242
                                                                ----------------
Bulgaria--0.4%
Republic of Bulgaria
   8.25%, 1/15/15(c)                                   3,204           4,009,806
                                                                ----------------
Colombia--1.9%
Republic of Colombia
   10.75%, 1/15/13                                     8,057           9,769,113
   11.75%, 2/25/20                                     6,847           8,952,453
                                                                ----------------
                                                                      18,721,566
                                                                ----------------
Dominican Republic--0.7%
Dominican Republic
   9.50%, 9/27/11(c)                                   6,101           6,527,951
                                                                ----------------
Ecuador--1.9%
Republic of Ecuador
   8.00%, 8/15/30(c)(d)                               21,968          18,453,120
                                                                ----------------
El Salvador--1.2%
Republic of El Salvador
   7.625%, 9/21/34(c)                                  2,290           2,473,200
   7.65%, 6/15/35(c)                                   4,410           4,387,950
   8.50%, 7/25/11(c)                                   3,700           4,260,550
                                                                ----------------
                                                                      11,121,700
                                                                ----------------
Indonesia--1.0%
Republic of Indonesia
   6.75%, 3/10/14(c)                                   8,585           8,520,613
   7.25%, 4/20/15(c)                                     940             947,050
                                                                ----------------
                                                                       9,467,663
                                                                ----------------

                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------
Jamaica--1.0%
Government of Jamaica
   9.00%, 6/02/15                                   $  3,302    $      3,351,530
   10.625%, 6/20/17                                    5,400           5,926,500
   12.75%, 9/01/07(c)                                    500             573,750
                                                                ----------------
                                                                       9,851,780
                                                                ----------------
Lebanon--0.7%
Lebanese Republic
   7.875%, 5/20/11(c)                                  2,475           2,462,625
   10.125%, 8/06/08(c)                                 2,480           2,653,600
   11.625%, 5/11/16(c)                                 1,114           1,295,025
                                                                ----------------
                                                                       6,411,250
                                                                ----------------
Mexico--14.7%
United Mexican States
   7.50%, 1/14/12                                      7,400           8,391,600
   8.125%, 12/30/19                                   49,800          61,179,299
   11.375%, 9/15/16                                   11,110          16,498,350
   6.375%, 1/16/13                                     2,782           2,986,477
   8.00%, 9/24/22                                     30,510          37,267,965
   9.875%, 2/01/10                                    11,800          14,236,700
                                                                ----------------
                                                                     140,560,391
                                                                ----------------
Nigeria--0.4%
Cental Bank of Nigeria
   6.25%, 11/15/20(d)                                  4,000           3,980,000
                                                                ----------------
Panama--3.7%
Republic of Panama
   8.875%, 9/30/27                                     2,613           3,116,003
   9.375%, 7/23/12-4/01/29                             8,850          10,728,150
   9.625%, 2/08/11                                     8,677          10,325,630
   10.75%, 5/15/20                                     3,940           5,338,700
   IRB VRN
   3.715%, 7/17/14(e)                                  6,242           6,117,498
                                                                ----------------
                                                                      35,625,981
                                                                ----------------
Peru--3.5%
Republic of Peru
   8.375%, 5/03/16                                     1,902           2,133,093
   8.75%, 11/21/33                                    12,248          13,779,000
   9.125%, 2/21/12                                     7,037           8,233,290
   9.875%, 2/06/15                                     7,492           9,271,350
                                                                ----------------
                                                                      33,416,733
                                                                ----------------
Philippines--4.4%
Republic of Philippines
   8.875%, 3/17/15                                    17,505          18,248,963
   9.00%, 2/15/13                                      4,775           5,020,913
   9.50%, 2/02/30                                      4,046           4,128,943
   9.875%, 1/15/19                                    12,750          13,801,875
   10.625%, 3/16/25                                      638             714,560
                                                                ----------------
                                                                      41,915,254
                                                                ----------------

                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------
Russia--15.0%
Russian Federation
   5.00%, 3/31/30(c)(d)                             $ 77,280    $     86,361,676
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08                                     26,162          24,657,685
   Series VII
   3.00%, 5/14/11                                     36,920          32,489,600
                                                                ----------------
                                                                     143,508,961
                                                                ----------------
Turkey--4.4%
Republic of Turkey
   7.375%, 2/05/25                                     2,142           2,121,865
   11.00%, 1/14/13                                     5,500           6,943,750
   11.50%, 1/23/12                                     2,278           2,904,450
   11.75%, 6/15/10                                     5,823           7,235,078
   11.875%, 1/15/30                                   15,793          22,781,403
                                                                ----------------
                                                                      41,986,546
                                                                ----------------
Ukraine--2.4%
Government of Ukraine
   6.875%, 3/04/11(c)                                  7,400           7,781,100
   7.65%, 6/11/13(c)                                   6,467           7,129,868
   11.00%, 3/15/07(c)                                  7,486           7,897,379
                                                                ----------------
                                                                      22,808,347
                                                                ----------------
Uruguay--1.6%
Republic of Uruguay
   7.50%, 3/15/15                                      3,691           3,598,725
   7.875%, 1/15/33(f)                                 10,117           9,196,636
   9.25%, 5/17/17                                      2,213           2,356,845
                                                                ----------------
                                                                      15,152,206
                                                                ----------------
Venezuela--4.5%
Republic of Venezuela
   4.15%, 4/20/11 FRN(a)(c)                            3,050           2,790,750
   5.375%, 8/07/10                                    11,850          11,020,500
   8.50%, 10/08/14                                       935             969,128
   9.25%, 9/15/27                                     27,424          28,726,640
                                                                ----------------
                                                                      43,507,018
                                                                ----------------
Total Sovereign Debt Obligations
   (cost $672,458,814)                                               782,256,149
                                                                ----------------

CORPORATE DEBT OBLIGATIONS--8.3%
Germany--1.4%
Aries Vermogensverwaltng
   9.60%, 10/25/14(c)                                 10,750          13,925,549
                                                                ----------------
Hong Kong--0.4%
Noble Group Ltd.
   6.625%, 3/17/15(c)                                  4,071           3,758,490
                                                                ----------------
Indonesia--0.6%
Freeport-McMoran Copper & Gold
   10.125%, 2/01/10                                    4,800           5,340,000
                                                                ----------------

                                               Contracts(g),
                                                or Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------
Kazakhstan--1.0%
Hurricane Finance
   9.625%, 2/12/10(c)                               $  3,500    $      3,832,500
Kazkommerts International BV
   8.50%, 4/16/13(c)                                   3,000           3,180,000
TengizChevroil Finance Co.
   6.124%, 11/15/14(c)                                 2,569           2,626,803
                                                                ----------------
                                                                       9,639,303
                                                                ----------------
Mexico--1.9%
Innova S De. R.L., SA
   9.375%, 9/19/13(c)                                  7,955           8,969,262
Monterrey Power SA De CV
   9.625%, 11/15/09(c)                                 2,526           2,921,385
Vitro Envases
   10.75%, 7/23/11(c)                                  6,900           6,693,000
                                                                ----------------
                                                                      18,583,647
                                                                ----------------
People's Republic of China--0.5%
Chaoda Modern Agricultural Hldgs., Ltd.
   7.75%, 2/08/10(c)                                   4,555           4,395,575
                                                                ----------------

Romania--0.4%
MobiFon Holdings BV
   12.50%, 7/31/10                                     3,075           3,728,438
                                                                ----------------
Russia--1.8%
Citigroup(JSC Severstal)
   9.25%, 4/19/14(c)                                   2,256           2,327,064
Gazprom Oao
   9.625%, 3/01/13(c)                                  6,800           8,313,000
Mobile Telesystems Finance
   9.75%, 1/30/08(c)                                   5,390           5,781,570
Tyumen Oil
   11.00%, 11/06/07(c)                                 1,075           1,186,800
                                                                ----------------
                                                                      17,608,434
                                                                ----------------
Ukraine--0.3%
Kyivstar
   7.75%, 4/27/12(c)                                     900             900,000
   10.375%, 8/17/09(c)                                 1,800           1,980,000
                                                                ----------------
                                                                       2,880,000
                                                                ----------------
Total Corporate Debt Obligations
   (cost $75,022,156)                                                 79,859,436
                                                                ----------------

PUT OPTIONS PURCHASED(h)--0.0%
Brazil--0.0%
Federal Republic of Brazil
   11.00%, 8/17/40
   expiring July `05 @ $118.40                     4,396,000              43,960
Ecuador-0.0%
Republic of Ecuador
   8.00%, 8/15/30
   expiring Sept `05 @ $78.45                      2,090,000              18,810
                                                                ----------------
Total Put Options Purchased
   (cost $70,085)                                                         62,770
                                                                ----------------

                                                      Shares
                                                or Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------
WARRANTS(h)--0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20                         9,500    $        209,000
Republic of Venezuela
   Warrants, expiring 4/15/20                         25,000                 -0-
                                                                ----------------
Total Warrants
   (cost $0)                                                             209,000
                                                                ----------------

SHORT-TERM INVESTMENT--7.7%
Time Deposit--7.7%
Societe Generale
   3.34%, 7/01/05                                   $ 73,600          73,600,000
   (cost $73,600,000)
                                                                ----------------
Total Investments--97.7%
   (cost $821,151,055)                                               935,987,355
Other assets less liabilities--2.3%                                   22,240,048
                                                                ----------------
Net Assets--100%                                                $    958,227,403
                                                                ----------------

CALL OPTIONS WRITTEN
                                                     Exercise     Expiration
        Description                  Contracts(f)     Price          Month       U.S. $ Value
----------------------------------------------------------------------------------------------
Federal Republic of Brazil
11.00%, 8/17/40                       4,370,000      $118.85       July '05       $  (78,660)
11.00%, 8/17/40                       3,883,000       119.15       July '05          (62,128)
11.00%, 8/17/40                       3,884,000       119.30       July '05          (58,260)
11.00%, 8/17/40                       2,006,000       119.40       July '05          (30,090)
11.00%, 8/17/40                       4,396,000       119.90       July '05          (43,960)
                                                                                  -----------
(premiums received $203,198)                                                      $ (273,098)
                                                                                  -----------

CREDIT DEFAULT SWAP CONTRACTS

                                         Notional                                   Unrealized
Swap Counterparty &                       Amount     Interest      Termination     Appreciation/
Referenced Obligation                     (000)'s      Rate           Date        (Depreciation)
-------------------------------        ---------------------------------------------------------
Buy Contracts:
--------------
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                         $   9,070      4.14%         4/20/10       $  (473,862)

Citigroup Global Markets, Inc.
Republic of Columbia
8.375%, 2/15/27                             4,250      3.02          1/20/10          (138,647)

Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                              3,075      0.50         11/26/13           (47,878)

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                            4,070      5.60          3/20/14          (191,050)

Deutsche Bank AG London.
Federal Republic of Brazil
12.25%, 3/06/30                             9,070      4.02          4/20/10          (372,974)

Sale Contracts:
---------------
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                            19,047      1.98          4/20/07            359,322

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                             6,750      4.40          5/20/06            268,875

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                            11,000      6.35          8/20/05            350,976

Citigroup Global Markets, Inc.
Republic of Columbia
8.375%, 2/15/27                             8,600      1.13          1/20/07             94,561

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                            4,070      4.95          3/20/09            232,814

Credit Suisse Markets, Inc.
Federal Republic of Brazil
12.25%, 3/6/30                              5,800      6.90          6/20/07            602,668

Deutsche Bank AG London
Federal Republic of Brazil
12.25%, 3/06/30                            19,047      1.90          4/20/07            254,648

Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                            7,200     17.75          2/13/08          3,310,140

Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                             5,120      3.80          8/20/06            245,333

(a) Floating rate security. Stated interest rate was in effect at June 30, 2005.
(b) Position, or portion thereof, with an aggregate market value of $22,246,800 has been segregated to collateralize written call options.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $ 239,317,011 or 25.0% of net assets.
(d) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2005.
(e)   Variable rate coupon, rate shown as of June 30, 2005.
(f)   Pay-In-Kind Payments (PIK).
(g)   One contract relates to principal amount of $1.00.
(h)   Non-income producing security.

      Glossary of Terms:

      DCB - Debt Conversion Bonds
      FRN - Floating Rate Note
      IRB - Interest Rate Reduction Bond
      VRN - Variable Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund II, Inc.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:   August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:   August 23, 2005

By:     /s/ Mark D. Gersten
        -------------------
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   August 23, 2005